Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Retained Earnings (deficit)	Accumulated Other Comprehensive Income (Loss)	Other	Total
Balance at beginning at Dec. 31, 2020	$ 1,009,151	$ 10,035	$ (243)		$ 1,018,943
Balance at beginning (in shares) at Dec. 31, 2020	135,903,392
Issuance of shares	$ 245,115				245,115
Issuance of shares (in shares)	20,289,323
Normal course issuer bid purchase of common shares	$ (1,253)	(426)			(1,679)
Normal course issuer bid purchase of common shares (in shares)	(155,978)
Stock-based compensation				$ 1,311	1,311
Net earnings		45,527			45,527
Dividends		(14,838)			(14,838)
Other comprehensive income			$ 243		243
Balance at ending at Dec. 31, 2021	$ 1,253,013	40,298		1,311	1,294,622
Balance at ending (in shares) at Dec. 31, 2021	156,036,737
Normal course issuer bid purchase of common shares	$ (2,819)	(1,308)			(4,127)
Normal course issuer bid purchase of common shares (in shares)	(351,144)
Stock-based compensation				3,304	3,304
Net earnings		55,086			55,086
Dividends		(30,406)			(30,406)
Balance at ending at Dec. 31, 2022	$ 1,250,194	$ 63,670		$ 4,615	$ 1,318,479
Balance at ending (in shares) at Dec. 31, 2022	155,685,593				155,685,593